Fair Value of Financial Instruments (Schedule of Fair Value of Financial Instruments (1)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Of Financial Instruments [Abstract]
Cash and cash equivalents	$ 32,132	$ 48,078	$ 51,278	$ 77,878
Cash And Cash Equivalents, Fair Value Disclosure	32,132	48,078
Restricted cash	29,529	8,468
Restricted cash, Fair Value Disclosure	29,529	8,468
Accounts receivable, net	7,778	4,835
Accounts Receivable, Fair Value Disclosure	7,778	4,835
Accounts payable	(2,090)	(2,022)
Accounts Payable, Fair Value Disclosure	(2,090)	(2,022)
Amount due to related parties	(21,748)	(4,077)
Amounts due to related parties, Fair Value Disclosure	(21,748)	(4,077)
Long term Debt	(299,709)	(326,050)
Long-term Debt, Fair Value Disclosure	$ (299,709)	$ (326,050)